Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves Explanatory (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf bbl
Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	5,055.3	4,391.5	4,384.6
Net proved undeveloped reserves	3,093.1	3,865.1	4,044.0
Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5,834.3	4,926.4	4,606.0
Net proved undeveloped reserves	2,759.0	3,136.3	3,288.5
Natural gas liquid (NGL) [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Percentage of proved undeveloped reserves	59.20%
North America [member] | Natural gas liquid (NGL) [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Percentage of proved developed reserves	3.80%	4.20%
Percentage of proved undeveloped reserves	5.30%	3.60%
South America [member] | Natural gas liquid (NGL) [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Percentage of proved developed reserves	20.30%
Consolidated Entities [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	5,000.0	4,340.5	4,355.0
Net proved undeveloped reserves	3,084.2	3,829.7	4,010.2
Consolidated Entities [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5,782.5	4,890.5	4,596.8
Net proved undeveloped reserves	2,754.3	3,114.1	3,280.5
Consolidated Entities [member] | Brazil member | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	4,999.1	4,339.5	4,282.2
Net proved undeveloped reserves	3,083.7	3,829.2	3,967.2
Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	5,715.6	4,807.0	4,515.9
Net proved undeveloped reserves	2,665.0	2,983.5	3,160.2
Consolidated Entities [member] | North America [member] | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls			72.1
Net proved undeveloped reserves | bbl			42.6
Consolidated Entities [member] | North America [member] | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf			24.2
Net proved undeveloped reserves | bbl			16.7
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Crude Oil [Member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | MMBbls	37.1	30.9	191.9
Net proved undeveloped reserves | MMBbls	4.5	28.9	71.9
Asset held for sale [member] | Consolidated Entities [member] | Brazil member | Natural Gas [member]
Disclosure of Supplementary Information on Oil and Gas Exploration Production of Net Proved Developed and Undeveloped Reserves [line items]
Net proved developed reserves | Bcf	44.7	27.6	131.8
Net proved undeveloped reserves | Bcf	2.4	19.7	41.9